S-K 1602(c) Dilution	Jul. 21, 2026 USD ($) $ / shares shares
No Redemption [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value (in Dollars) | $	$ 77,388,920
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	13,687,500
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 5.65
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ (4.35)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 77,388,920
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	13,678,500
Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value (in Dollars) | $	$ 54,660,488
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	11,531,250
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 4.74
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ (5.26)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 54,660,488
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	11,531,250
Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value (in Dollars) | $	$ 31,932,057
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	9,375,000
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 3.41
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ (6.59)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 31,932,057
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	9,375,000
Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value (in Dollars) | $	$ 9,203,625
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	7,218,750
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 1.27
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ (8.73)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 9,203,625
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	7,218,750
Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value (in Dollars) | $	$ (13,524,807)
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	5,062,500
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ (2.67)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ (12.67)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ (13,524,807)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,062,500
SPAC’s net tangible book value [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	$ (6,574,807)
SPAC’s net tangible book value [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(6,574,807)
SPAC’s net tangible book value [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(6,574,807)
SPAC’s net tangible book value [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(6,574,807)
SPAC’s net tangible book value [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(6,574,807)
Transaction costs attributed to SPAC [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(6,950,000)
Transaction costs attributed to SPAC [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(6,950,000)
Transaction costs attributed to SPAC [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(6,950,000)
Transaction costs attributed to SPAC [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(6,950,000)
Transaction costs attributed to SPAC [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(6,950,000)
Funds released from Trust Account [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	90,913,727
Funds released from Trust Account [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	68,185,295
Funds released from Trust Account [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	45,456,864
Funds released from Trust Account [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	22,728,432
Funds released from Trust Account [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Public Shares [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	8,625,000
Public Shares [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	664,850
Public Shares [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	4,312,500
Public Shares [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	2,156,250
Public Shares [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction
Public Rights [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	1,725,000
Public Rights [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	1,725,000
Public Rights [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	1,725,000
Public Rights [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	1,725,000
Public Rights [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	1,725,000
Founder Shares [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	990,000
Founder Shares [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	990,000
Founder Shares [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	990,000
Founder Shares [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	990,000
Founder Shares [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	990,000
Retained shares [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	2,028,750
Retained shares [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	2,028,750
Retained shares [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	2,028,750
Retained shares [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	2,028,750
Retained shares [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	2,028,750
Private Placement Units [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	318,750
Private Placement Units [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	318,750
Private Placement Units [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	318,750
Private Placement Units [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	318,750
Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	318,750